EQUITY AND EARNINGS PER SHARE - Outstanding Options (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013		Dec. 31, 2013 Independent Directors	Dec. 31, 2012 Independent Directors	Dec. 31, 2013 Independent Directors Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options
Recipient					Directors		Manager		Manager		Manager		Manager		Manager		Manager
Date of Grant					Various	[1]	2003-2007	[1]	Mar-11	[1]	Sep-11	[1]	Apr-12	[1]	May-12	[1]	Jul-12	[1]	Jan-13	[1]	Feb-13	[1]
Date of grant of expired options	2003
Stock Options outstanding	20,730,458		12,000	4,000	12,000		2,453,109	[2]	1,676,833	[2]	2,539,833	[2]	1,897,500	[2]	2,300,000	[2]	2,530,000	[2]	5,750,000	[2]	2,300,000	[2]
Options Exercised	(307,833)
Options expired unexercised	(420,984)
Options Exercisable	12,752,781				12,000		2,032,125		1,580,166		2,170,850		1,244,778		1,421,667		1,416,195		2,108,333		766,667
Weighted Average Strike Price	$ 5.25	[3]			$ 7.76	[3]	$ 15.28	[3]	$ 3.29	[3]	$ 2.49	[3]	$ 3.41	[3]	$ 3.67	[3]	$ 3.67	[3]	$ 5.12	[3]	$ 5.74	[3]
Exercises - Weighted Average Strike Price	$ 3.08	[3]
Intrinsic Value									$ 5,400		$ 9,100		$ 4,100		$ 4,300		$ 4,300		$ 3,300		$ 700

[1]	Options expire on the tenth anniversary from date of grant.
[2]	The Manager assigned certain of its options to Fortress's employees as follows (See Schedule of Options Assigned).
[3]	The strike prices are subject to adjustment in connection with return of capital dividends.